Segment information	6 Months Ended
Jun. 30, 2026
Operating segments [Abstract]
Segment information	Segment information
15.1.    Segment reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. Total assets and liabilities for each segment are not reported to our Chief Executive Officer. We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Revenue:
Social casino games	$77,298	$69,339	$154,244	$139,620
iGaming	16,990	15,474	34,166	28,685
Total Revenue	$94,288	$84,813	$188,410	$168,305
Advertising expenses:
Social casino games	$8,364	$5,768	$17,498	$13,242
iGaming	3,385	5,674	9,351	10,740
Total advertising expenses	$11,749	$11,442	$26,849	$23,982
Depreciation and amortization (including right-of-use assets):
Social casino games	$1,858	$305	$3,664	$608
iGaming	895	873	1,795	1,682
Total depreciation and amortization (including right-of-use assets)	$2,753	$1,178	$5,459	$2,290
Interest income:
Social casino games	$4,446	$4,108	$8,666	$7,914
iGaming	—	—	—	—
Total interest income	$4,446	$4,108	$8,666	$7,914
Interest expense:
Social casino games	$469	$463	$945	$910
iGaming	—	1	—	3
Total interest expense	$469	$464	$945	$913
Profit before income tax:
Social casino games	$43,313	$32,803	$88,037	$66,558
iGaming	(978)	(2,183)	(1,226)	(3,160)
Total profit before income tax	$42,335	$30,620	$86,811	$63,398
15.2.    Disaggregation of revenue
The Company’s business operations are located in domestic and international regions, including the United States. We believe disaggregation of our revenue based on geographic location from which revenue is generated are appropriate categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The following table presents our revenue disaggregated based on geographic location (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
U.S.	$58,462	$60,498	$115,930	$121,512
Canada	4,660	4,698	9,182	9,247
United Kingdom	16,862	14,125	33,508	26,339
Germany	5,827	217	13,928	447
International-other	8,477	5,275	15,862	10,760
Total	$94,288	$84,813	$188,410	$168,305
15.3.    Major external customers
No individual external customer accounted for more than 10% of consolidated revenue for each of the six months ended June 30, 2026 and 2025.